LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Consumer Lending Asset Quality Indicators-Credit Score (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total	[1]	$ 82,891,309	$ 87,304,499
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Total		4,708,639	4,840,061	$ 4,744,963
Consumer
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total		49,083,371	52,843,730
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Total		4,565,026	4,732,029	$ 4,586,806
Consumer | RICs and auto loans
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		15,955,652	19,495,178
Year Two		12,734,209	10,743,083
Year Three		6,677,259	8,059,109
Year Four		4,505,662	3,967,448
Year Five		1,955,594	1,350,518
Prior		907,674	970,382
Total		$ 42,736,050	$ 44,585,718
Total, percent		100.00%	100.00%
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year		$ 436,061	$ 527,058
Year Two		1,605,890	1,545,761
Year Three		1,142,920	1,295,970
Year Four		776,382	618,628
Year Five		270,646	395,766
Prior		164,568	10,081
Total		4,396,467	4,393,264
Consumer | RICs and auto loans | No FICO
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		1,294,566	1,405,385
Year Two		788,100	619,855
Year Three		339,108	439,495
Year Four		237,769	203,482
Year Five		87,563	75,220
Prior		44,104	59,112
Total		$ 2,791,210	$ 2,802,549
Total, percent		6.50%	6.30%
Consumer | RICs and auto loans | Less than 600
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 6,494,985	$ 6,226,932
Year Two		4,230,757	3,802,976
Year Three		2,371,792	2,684,114
Year Four		1,493,463	1,300,940
Year Five		614,334	430,387
Prior		347,510	467,173
Total		$ 15,552,841	$ 14,912,522
Total, percent		36.40%	33.40%
Consumer | RICs and auto loans | 600-639
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 3,189,116	$ 3,666,764
Year Two		2,411,141	2,210,937
Year Three		1,373,836	1,570,957
Year Four		899,892	580,838
Year Five		303,397	156,518
Prior		126,349	156,414
Total		$ 8,303,731	$ 8,342,428
Total, percent		19.40%	18.70%
Consumer | RICs and auto loans | 640-679
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 1,866,741	$ 2,584,001
Year Two		1,710,794	1,381,664
Year Three		863,575	991,775
Year Four		570,745	327,850
Year Five		176,130	88,443
Prior		69,687	84,671
Total		$ 5,257,672	$ 5,458,404
Total, percent		12.30%	12.20%
Consumer | RICs and auto loans | 680-719
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 1,129,610	$ 1,876,930
Year Two		1,147,530	1,021,254
Year Three		645,207	692,491
Year Four		395,185	322,204
Year Five		172,087	131,317
Prior		85,125	72,779
Total		$ 3,574,744	$ 4,116,975
Total, percent		8.40%	9.20%
Consumer | RICs and auto loans | 720-759
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 616,200	$ 1,196,671
Year Two		739,322	664,152
Year Three		417,983	524,294
Year Four		292,715	321,172
Year Five		166,497	133,447
Prior		75,288	49,809
Total		$ 2,308,005	$ 2,889,545
Total, percent		5.40%	6.50%
Consumer | RICs and auto loans | >=760
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 1,364,434	$ 2,538,495
Year Two		1,706,565	1,042,245
Year Three		665,758	1,155,983
Year Four		615,893	910,962
Year Five		435,586	335,186
Prior		159,611	80,424
Total		$ 4,947,847	$ 6,063,295
Total, percent		11.60%	13.70%
Consumer | Personal unsecured loans
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 69,784	$ 565,147
Year Two		59,220	566,468
Year Three		65,873	285,346
Year Four		64,990	58,855
Year Five		21,191	17,739
Prior		211,467	222,172
Total		$ 492,525	$ 1,715,727
Total, percent		100.00%	100.00%
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year		$ 6,757	$ 7,457
Year Two		37,790	129,396
Year Three		67,922	146,710
Year Four		31,225	39,248
Year Five		5,572	2,229
Prior		15,812	7,555
Total		165,078	332,595
Consumer | Personal unsecured loans | No FICO
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		12,933	12,247
Year Two		0	0
Year Three		0	0
Year Four		0	0
Year Five		0	0
Prior		132	44
Total		$ 13,065	$ 12,291
Total, percent		2.70%	0.70%
Consumer | Personal unsecured loans | Less than 600
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 10	$ 41
Year Two		33	69
Year Three		43	55
Year Four		63	70
Year Five		22	28
Prior		2,856	2,831
Total		$ 3,027	$ 3,094
Total, percent		0.60%	0.20%
Consumer | Personal unsecured loans | 600-639
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 618	$ 697
Year Two		775	4,621
Year Three		1,100	6,309
Year Four		937	721
Year Five		223	202
Prior		5,034	5,208
Total		$ 8,687	$ 17,758
Total, percent		1.80%	1.00%
Consumer | Personal unsecured loans | 640-679
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 3,259	$ 10,606
Year Two		5,096	50,854
Year Three		7,163	35,095
Year Four		6,490	5,764
Year Five		2,108	1,971
Prior		27,466	28,655
Total		$ 51,582	$ 132,945
Total, percent		10.50%	7.70%
Consumer | Personal unsecured loans | 680-719
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 10,976	$ 129,635
Year Two		15,836	175,986
Year Three		19,759	77,455
Year Four		16,262	14,800
Year Five		5,302	5,161
Prior		56,950	60,513
Total		$ 125,085	$ 463,550
Total, percent		25.40%	27.00%
Consumer | Personal unsecured loans | 720-759
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 16,040	$ 191,798
Year Two		17,657	180,368
Year Three		20,567	90,523
Year Four		22,089	18,019
Year Five		6,682	4,944
Prior		57,349	60,515
Total		$ 140,384	$ 546,167
Total, percent		28.50%	31.80%
Consumer | Personal unsecured loans | >=760
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		$ 25,948	$ 220,123
Year Two		19,823	154,570
Year Three		17,241	75,909
Year Four		19,149	19,481
Year Five		6,854	5,433
Prior		61,680	64,406
Total		$ 150,695	$ 539,922
Total, percent		30.50%	31.60%

[1]	Includes $4.9 million and $9.0 million of loans recorded at fair value at December 31, 2025 and December 31, 2024, respectively.